Goldman Sachs Commodity Strategy Fund Expense Example - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Commodity Strategy Fund	Dec. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 543
Expense Example, with Redemption, 3 Years	798
Expense Example, with Redemption, 5 Years	1,074
Expense Example, with Redemption, 10 Years	1,858
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	596
Expense Example, with Redemption, 5 Years	1,046
Expense Example, with Redemption, 10 Years	2,293
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	1,093
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	519
Expense Example, with Redemption, 10 Years	1,187
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	786
Expense Example, with Redemption, 10 Years	1,755
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	470
Expense Example, with Redemption, 10 Years	$ 1,081